Earnings Per Share	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Earnings Per Share
Note 21 — Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2020	2019	2018
Numerator:
Net income	$497,840	$479,446	$354,396
Net income and dividends attributable to participating restricted shares	(3,663)	(3,295)	(2,650)

Numerator for basic earnings per common share	$494,177	$476,151	$351,746

Undistributed income allocated to participating restricted shares	2,417	2,252	1,617
Undistributed income reallocated to participating restricted shares	(2,406)	(2,240)	(1,603)

Numerator for diluted earnings per common share	$494,188	$476,163	$351,760

Denominator:
Weighted average number of shares outstanding — basic	133,590	137,418	142,422
Weighted average number of participating restricted shares	(983)	(944)	(1,065)

Weighted average number of common shares — basic	132,607	136,474	141,357

Effect of dilutive stock options granted	642	691	1,282
Weighted average number of common shares — diluted	133,249	137,165	142,639

Basic earnings per common share	$3.73	$3.49	$2.49

Diluted earnings per common share	$3.71	$3.47	$2.47

For the fiscal years ended September 30, 2020, 2019 and 2018, 2,634, 3,547 and 1,357 shares, respectively, on a weighted average basis, were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.